Balances with Related Parties (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Q.Cells Korea USD ($)	Dec. 31, 2014 Q.Cells Korea CNY	Dec. 31, 2013 Q.Cells Korea CNY	Dec. 31, 2014 Q.Cells Japan USD ($)	Dec. 31, 2014 Q.Cells Japan CNY	Dec. 31, 2013 Q.Cells Japan CNY	Dec. 31, 2014 Hanwha Q.Cells GmbH USD ($)	Dec. 31, 2014 Hanwha Q.Cells GmbH CNY	Dec. 31, 2013 Hanwha Q.Cells GmbH CNY	Dec. 31, 2014 Hanwha Q.Cells Canada USD ($)	Dec. 31, 2014 Hanwha Q.Cells Canada CNY	Dec. 31, 2013 Hanwha Q.Cells Canada CNY	Dec. 31, 2014 Hanwha Chemical USD ($)	Dec. 31, 2014 Hanwha Chemical CNY	Dec. 31, 2013 Hanwha Chemical CNY	Dec. 31, 2014 Q.Cells Malaysia USD ($)	Dec. 31, 2014 Q.Cells Malaysia CNY	Dec. 31, 2013 Q.Cells Malaysia CNY	Dec. 31, 2014 Q.Cells Australia USD ($)	Dec. 31, 2014 Q.Cells Australia CNY	Dec. 31, 2013 Q.Cells Australia CNY	Dec. 31, 2014 Hanwha Corporation USD ($)	Dec. 31, 2014 Hanwha Corporation CNY	Dec. 31, 2013 Hanwha Corporation CNY	Dec. 31, 2014 Komodo Enterprise Inc. USD ($)	Dec. 31, 2014 Komodo Enterprise Inc. CNY	Dec. 31, 2013 Komodo Enterprise Inc. CNY	Dec. 31, 2014 Others USD ($)	Dec. 31, 2014 Others CNY	Dec. 31, 2013 Others CNY	Dec. 31, 2014 Hanwha Advanced Materials Group USD ($)	Dec. 31, 2014 Hanwha Advanced Materials Group CNY	Dec. 31, 2013 Hanwha Advanced Materials Group CNY	Dec. 31, 2014 Hanwha International LLC. USD ($)	Dec. 31, 2014 Hanwha International LLC. CNY	Dec. 31, 2013 Hanwha International LLC. CNY	Dec. 31, 2014 Hanwha Zonghua USD ($)	Dec. 31, 2014 Hanwha Zonghua CNY	Dec. 31, 2013 Hanwha Zonghua CNY	Dec. 31, 2014 Food1st Food Culture Co., Ltd. USD ($)	Dec. 31, 2014 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2013 Food1st Food Culture Co., Ltd. CNY	Dec. 31, 2014 Hanwha L&C Trading (Shanghai) Co., Ltd. USD ($)	Dec. 31, 2014 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2013 Hanwha L&C Trading (Shanghai) Co., Ltd. CNY	Dec. 31, 2014 Hanwha Solar America LLC USD ($)	Dec. 31, 2014 Hanwha Solar America LLC CNY	Dec. 31, 2013 Hanwha Solar America LLC CNY	Dec. 31, 2014 Hanwha L&C Corporation USD ($)	Dec. 31, 2014 Hanwha L&C Corporation CNY	Dec. 31, 2013 Hanwha L&C Corporation CNY	Dec. 31, 2014 Hanwha Living And Creative Alabama USD ($)	Dec. 31, 2014 Hanwha Living And Creative Alabama CNY	Dec. 31, 2013 Hanwha Living And Creative Alabama CNY
Related Party Transaction [Line Items]
Amount due from related parties, Current	$ 80,235	497,827	530,732	$ 29,548	183,336	61,569	$ 25,086	155,650	205,935	$ 20,852	129,379	162,156	$ 2,937	18,220	95,156	$ 877	5,440	4,721	$ 486	3,014	0	$ 283	1,757	0	$ 151	938	1,146	$ 13	82	13	$ 2	11	36
Amount due to related parties	$ 74,630	463,053	255,033				$ 3,443	21,360	15,158	$ 11,375	70,577	12,847				$ 2,460	15,263	4,340							$ 38,881	241,238	98,663	$ 0	0	13				$ 8,005	49,670	0	$ 5,094	31,607	59,390	$ 4,835	30,000	0	$ 400	2,485	16	$ 135	838	1,033	$ 2	15	0	$ 0	0	45,185	$ 0	0	18,388